SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS - Black-Scholes Option Pricing Model (Details)	Mar. 31, 2022
Risk-free interest rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	0.12
Risk-free interest rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	1.39
Expected volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	43.08
Expected volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	55.29
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	0
Expected term (in years) | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	0.78
Expected term (in years) | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	1.50
Fair value of underlying senior convertible preferred share | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	0.34
Fair value of underlying senior convertible preferred share | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	1.12